Document and Entity Information	Oct. 29, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001494319
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	Univar Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37443
Entity Tax Identification Number	26-1251958
Entity Address, Address Line One	3075 Highland Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(331)
Local Phone Number	777-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	UNVR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false